INVENTORIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Inventories [Abstract]
INVENTORIES	INVENTORIES
Inventories mainly include batches of RUCONEST® and Joenja® and work in progress available for production of RUCONEST® and Joenja®.

Amounts in $ ‘000	2025	2024
Finished goods	18,214	16,297
Work in progress	46,688	39,002
Raw materials	—	425
Balance at December 31	64,902	55,724
Changes in the adjustment to net realizable value:

Amounts in $ ‘000	2025	2024
Balance at January 1	(8,663)	(4,276)
Addition to impairment	(6,193)	(7,608)
Release of impairment	538	15
Usage of impairment	2,522	2,749
Currency translation	(1,263)	457
Balance at December 31	(13,060)	(8,663)
The inventory valuation at December 31, 2025 and 2024 of $64.9 million and $55.7 million respectively, is stated net of an impairment of $13.1 million and $8.7 million for the years ended December 31, 2025 and 2024. The impairment primarily relates to products no longer eligible for commercial sales.

Inventories are available for use in commercial, preclinical and clinical activities. Estimates have been made with respect to the ultimate use or sale of product, taking into account current and expected sales as well as preclinical and clinical programs. These estimates are reflected in the additions to the impairment. The releases of the impairment relate to amendments to the estimates as a result of actual sales differing from forecasted sales, the fact that vials allocated to preclinical and clinical programs can be returned to inventory, and quality issues in the manufacturing process can be reevaluated once more information is known. The costs of vials used in preclinical and clinical programs are presented under the research and development costs. Usage of impairment relates to the usage of material not sold that had been previously impaired.
Cost of inventories recognized as expenses included in the costs of sales amounted $32.0 million in 2025, $25.6 million in 2024 and $21.4 million in 2023. The main portions of inventories at December 31, 2025, have expiration dates starting beyond 2026 and are generally expected to be sold and/or used before expiration.